Other Operating Revenue - Summary of Other Operating Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Commission income	¥ 2,781	¥ 2,518	¥ 1,545
Expired sales in advance of carriage	396	376	459
Hotel and tour operation income	547	625	621
General aviation income	467	461	490
Ground services income	429	384	345
Air catering income	335	253	239
Cargo handling income	241	201	230
Rental income	184	179	182
Others	553	291	442
Other operating revenue	¥ 5,933	¥ 5,288	¥ 4,553